December 31, 2005	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Annual
Reports

Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-6
Statements of Changes in Net Assets	D-11
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-3
Where to Go for More Information	H-10

     The 2005 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

     The 2005 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

						American Funds®
	Blue	Aggressive	Financial	Diversified		Growth-	American Funds®		Short
	Chip	Growth	Services	Research	Equity	Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

ASSETS

Investments:
Blue Chip Portfolio	$54,594
Aggressive Growth Portfolio		$9,127
Financial Services Portfolio			$8,052
Diversified Research Portfolio				$66,555
Equity Portfolio					$49,777
American Funds® Growth-Income Portfolio						$18,482
American Funds® Growth Portfolio							$26,533
Technology Portfolio								$12,165
Short Duration Bond Portfolio									$39,641

Receivables:
Due from Pacific Life Insurance Company	47	11	3	127	26	33	76	55	2

Total Assets	54,641	9,138	8,055	66,682	49,803	18,515	26,609	12,220	39,643

LIABILITIES

Payables:
Fund shares purchased	47	11	3	127	26	33	76	55	2

Total Liabilities	47	11	3	127	26	33	76	55	2

NET ASSETS	$54,594	$9,127	$8,052	$66,555	$49,777	$18,482	$26,533	$12,165	$39,641

Units Outstanding	7,040	979	694	5,109	4,012	1,682	2,212	2,027	3,819

Accumulation Unit Value	$7.75	$9.32	$11.59	$13.03	$12.41	$10.99	$12.00	$6.00	$10.38

Cost of Investments	$51,183	$8,478	$7,211	$59,378	$43,589	$17,629	$23,755	$9,904	$40,316

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS

Investments:
Concentrated Growth Portfolio (1)	$6,047
Growth LT Portfolio		$293,350
Focused 30 Portfolio			$18,236
Health Sciences Portfolio				$16,053
Mid-Cap Value Portfolio					$175,210
International Value Portfolio						$222,780
Capital Opportunities Portfolio							$10,513
International Large-Cap Portfolio								$134,228
Equity Index Portfolio									$502,818

Receivables:
Due from Pacific Life Insurance Company	—	166	75	—	144	169	—	113	355
Fund shares redeemed	59	—	—	8	—	—	38	—	—

Total Assets	6,106	293,516	18,311	16,061	175,354	222,949	10,551	134,341	503,173

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	59	—	—	8	—	—	38	—	—
Fund shares purchased	—	166	75	—	144	169	—	113	355

Total Liabilities	59	166	75	8	144	169	38	113	355

NET ASSETS	$6,047	$293,350	$18,236	$16,053	$175,210	$222,780	$10,513	$134,228	$502,818

Units Outstanding	1,331	7,403	1,810	1,323	7,960	8,552	1,265	14,567	10,744

Accumulation Unit Value	$4.54	$39.62	$10.08	$12.13	$22.01	$26.05	$8.31	$9.21	$46.80

Cost of Investments	$5,340	$297,020	$15,221	$13,696	$149,204	$166,940	$9,877	$107,729	$494,377

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

ASSETS

Investments:
Small-Cap Index Portfolio	$281,759
Fasciano Small Equity Portfolio (1)		$42,331
Small-Cap Value Portfolio			$45,901
Multi-Strategy Portfolio				$108,337
Main Street® Core Portfolio					$152,529
Emerging Markets Portfolio						$97,790
Managed Bond Portfolio							$315,930
Inflation Managed Portfolio								$154,399
Money Market Portfolio									$187,233

Receivables:
Due from Pacific Life Insurance Company	—	30	72	32	34	—	543	178	1,911
Fund shares redeemed	548	—	—	—	—	44	—	—	—

Total Assets	282,307	42,361	45,973	108,369	152,563	97,834	316,473	154,577	189,144

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	548	—	—	—	—	44	—	—	—
Fund shares purchased	—	30	72	32	34	—	543	178	1,911

Total Liabilities	548	30	72	32	34	44	543	178	1,911

NET ASSETS	$281,759	$42,331	$45,901	$108,337	$152,529	$97,790	$315,930	$154,399	$187,233

Units Outstanding	17,236	3,275	2,558	2,421	3,318	4,934	8,494	4,076	9,011

Accumulation Unit Value	$16.35	$12.93	$17.95	$44.75	$45.97	$19.82	$37.19	$37.88	$20.78

Cost of Investments	$239,221	$32,947	$41,262	$97,285	$138,899	$51,461	$325,517	$161,494	$187,465

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account	Account
	Account	Account	Account	Account	Account	Account	Account (1)	I	II	III

ASSETS

Investments:
High Yield Bond Portfolio	$72,879
Equity Income Portfolio		$19,345
Large-Cap Value Portfolio			$137,008
Comstock Portfolio				$40,498
Mid-Cap Growth Portfolio					$36,697
Real Estate Portfolio						$90,522
VN Small-Cap Value Portfolio							$2,412
Brandes International Equity Fund								$78,457
Turner Core Growth Fund									$29,714
Frontier Capital Appreciation Fund										$39,991

Receivables:
Due from Pacific Life Insurance Company	110	—	—	129	—	13	5	171	—	—
Fund shares redeemed	—	19	318	—	326	—	—	—	55	68

Total Assets	72,989	19,364	137,326	40,627	37,023	90,535	2,417	78,628	29,769	40,059

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	—	19	318	—	326	—	—	—	55	68
Fund shares purchased	110	—	—	129	—	13	5	171	—	—

Total Liabilities	110	19	318	129	326	13	5	171	55	68

NET ASSETS	$72,879	$19,345	$137,008	$40,498	$36,697	$90,522	$2,412	$78,457	$29,714	$39,991

Units Outstanding	2,046	1,496	9,609	3,673	4,678	2,854	209	2,850	1,419	1,367

Accumulation Unit Value	$35.61	$12.93	$14.26	$11.02	$7.84	$31.72	$11.55	$27.53	$20.93	$29.26

Cost of Investments	$74,023	$18,291	$120,623	$39,701	$30,003	$62,137	$2,368	$65,331	$23,659	$36,153

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

		Fidelity® VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Mercury Basic	Mercury Global	T. Rowe Price	T. Rowe Price	Van Eck
		Contrafund®	Growth	Mid Cap	Value Strategies	Value V.I.	Allocation V.I.	Blue Chip Growth	Equity Income	Worldwide
	Variable	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Fund Class III	Fund Class III	Portfolio — II	Portfolio — II	Hard Assets Fund
	Account	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	V	Account (1)	Account (1)	Account (1)	Account (1)	Account (1),(2)	Account (1),(3)	Account (1)	Account (1)	Account (1)

ASSETS

Investments:
Business Opportunity Value Fund	$18,102
Fidelity® VIP Contrafund® Portfolio Service Class 2		$21,873
Fidelity VIP Growth Portfolio Service Class 2			$268
Fidelity VIP Mid Cap Portfolio Service Class 2				$15,387
Fidelity VIP Value Strategies Portfolio Service Class 2					$334
Mercury Basic Value V.I. Fund Class III (2)						$143
Mercury Global Allocation V.I. Fund Class III (3)							$2,900
T. Rowe Price Blue Chip Growth Portfolio — II								$651
T. Rowe Price Equity Income Portfolio — II									$7,921
Van Eck Worldwide Hard Assets Fund										$12,198

Receivables:
Due from Pacific Life Insurance Company	—	—	1	—	—	—	—	—	21	14
Fund shares redeemed	25	340	—	401	—	—	—	—	—	—

Total Assets	18,127	22,213	269	15,788	334	143	2,900	651	7,942	12,212

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	25	340	—	401	—	—	—	—	—	—
Fund shares purchased	—	—	1	—	—	—	—	—	21	14

Total Liabilities	25	340	1	401	—	—	—	—	21	14

NET ASSETS	$18,102	$21,873	$268	$15,387	$334	$143	$2,900	$651	$7,921	$12,198

Units Outstanding	1,283	1,903	25	1,327	32	14	265	61	768	850

Accumulation Unit Value	$14.11	$11.49	$10.66	$11.60	$10.54	$10.23	$10.93	$10.73	$10.32	$14.34

Cost of Investments	$17,867	$20,894	$263	$14,845	$325	$150	$2,800	$624	$8,075	$9,957

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Formerly named Merrill Lynch Basic Value V.I. Fund Class III Variable Account and Merrill Lynch Basic Value V.I. Fund Class III.

(3)	Formerly named Merrill Lynch Global Allocation V.I. Fund Class III Variable Account and Merrill Lynch Global Allocation V.I. Fund Class III.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

						American Funds
	Blue	Aggressive	Financial	Diversified		Growth-	American Funds		Short
	Chip	Growth	Services	Research	Equity	Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

INVESTMENT INCOME
Dividends	$194	$—	$106	$284	$123	$182	$99	$—	$1,153

Net Investment Income	194	—	106	284	123	182	99	—	1,153

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,176	1,894	320	2,584	(3,012)	91	176	186	(312)
Realized gain distributions	—	—	39	—	—	—	—	—	—

Realized Gain (Loss)	2,176	1,894	359	2,584	(3,012)	91	176	186	(312)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,566)	(1,509)	(74)	501	5,920	853	2,778	1,840	(226)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$804	$385	$391	$3,369	$3,031	$1,126	$3,053	$2,026	$615

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$705	$141	$—	$896	$4,137	$112	$983	$7,151

Net Investment Income	—	705	141	—	896	4,137	112	983	7,151

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	195	(45,336)	1,311	850	9,409	10,939	1,740	1,860	(11,860)
Realized gain distributions	—	—	—	272	13,299	—	—	—	2,178

Realized Gain (Loss)	195	(45,336)	1,311	1,122	22,708	10,939	1,740	1,860	(9,682)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(78)	65,423	1,384	919	(9,682)	4,189	(1,746)	12,384	25,185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117	$20,792	$2,836	$2,041	$13,922	$19,265	$106	$15,227	$22,654

(1)	Formerly named I-Net Tollkeeper Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$1,339	$87	$548	$2,404	$1,619	$802	$10,192	$4,463	$5,623

Net Investment Income	1,339	87	548	2,404	1,619	802	10,192	4,463	5,623

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	8,672	1,041	3,320	513	(7,080)	4,174	756	958	167
Realized gain distributions	—	—	1,729	—	—	—	9,334	10,377	—

Realized Gain (Loss)	8,672	1,041	5,049	513	(7,080)	4,174	10,090	11,335	167

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(132)	238	(525)	1,128	14,048	22,805	(12,476)	(11,780)	(108)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,879	$1,366	$5,072	$4,045	$8,587	$27,781	$7,806	$4,018	$5,682

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account	Account
	Account	Account	Account	Account	Account	Account	Account (1)	I	II	III

INVESTMENT INCOME
Dividends	$5,016	$333	$1,745	$587	$—	$740	$10	$1,056	$119	$—

Net Investment Income	5,016	333	1,745	587	—	740	10	1,056	119	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	2,144	825	10,562	5,188	1,079	5,518	66	1,110	1,698	3,930
Realized gain distributions	—	575	—	1,349	—	3,268	72	4,183	—	3,043

Realized Gain	2,144	1,400	10,562	6,537	1,079	8,786	138	5,293	1,698	6,973

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,404)	(654)	(5,761)	(5,463)	3,191	3,635	45	1,426	1,757	(2,375)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,756	$1,079	$6,546	$1,661	$4,270	$13,161	$193	$7,775	$3,574	$4,598

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Mercury Basic	Mercury Global	T. Rowe Price	T. Rowe Price	Van Eck
		Contrafund	Growth	Mid Cap	Value Strategies	Value V.I.	Allocation V.I.	Blue Chip Growth	Equity Income	Worldwide
	Variable	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Fund Class III	Fund Class III	Portfolio - II	Portfolio - II	Hard Assets Fund
	Account	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	V	Account (1)	Account (1)	Account (1)	Account (1)	Account (1), (2)	Account (1), (2)	Account (1)	Account (1)	Account (1)

INVESTMENT INCOME
Dividends	$109	$—	$—	$—	$—	$2	$56	$1	$74	$—

Net Investment Income	109	—	—	—	—	2	56	1	74	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,233	628	4	(94)	13	(1)	3	1	44	177
Realized gain distributions	1,413	—	—	—	—	10	—	—	307	—

Realized Gain (Loss)	2,646	628	4	(94)	13	9	3	1	351	177

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,521)	979	6	541	9	(7)	100	28	(154)	2,241

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,234	$1,607	$10	$447	$22	$4	$159	$30	$271	$2,418

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III Variable Accounts were formerly named Merrill Lynch Basic Value V.I. Fund Class III and Merrill Lynch Global Allocation V.I. Fund Class III Variable Accounts, respectively.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$194	$401	$—	$—	$106	$57	$284	$319
Realized gain (loss)	2,176	(449)	1,894	10	359	251	2,584	3,012
Change in unrealized appreciation (depreciation) on investments	(1,566)	3,040	(1,509)	1,458	(74)	208	501	1,738

Net Increase in Net Assets Resulting from Operations	804	2,992	385	1,468	391	516	3,369	5,069

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	11,798	12,839	2,155	2,369	1,108	1,110	8,605	8,270
Transfers between variable and fixed accounts, net	(15,710)	14,031	(9,742)	7,275	469	948	4,487	5,644
Transfers—policy charges and deductions	(5,967)	(5,891)	(1,106)	(928)	(656)	(602)	(4,216)	(3,277)
Transfers—surrenders	(2,331)	(2,329)	(605)	(314)	(215)	(209)	(2,621)	(1,594)
Transfers—other	(740)	(764)	1,241	781	(56)	(55)	(495)	(552)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,950)	17,886	(8,057)	9,183	650	1,192	5,760	8,491

NET INCREASE (DECREASE) IN NET ASSETS	(12,146)	20,878	(7,672)	10,651	1,041	1,708	9,129	13,560

NET ASSETS
Beginning of Year	66,740	45,862	16,799	6,148	7,011	5,303	57,426	43,866

End of Year	$54,594	$66,740	$9,127	$16,799	$8,052	$7,011	$66,555	$57,426

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity		American Funds Growth-Income	American Funds Growth	Technology
	Variable Account		Variable Account	Variable Account	Variable Account
	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (1)	2005 (1)	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$123	$371	$182	$99	$—	$—
Realized gain (loss)	(3,012)	(6,552)	91	176	186	823
Change in unrealized appreciation (depreciation) on investments	5,920	8,642	853	2,778	1,840	(671)

Net Increase in Net Assets Resulting from Operations	3,031	2,461	1,126	3,053	2,026	152

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,331	7,487	1,874	2,404	1,449	1,917
Transfers between variable and fixed accounts, net	(1,982)	(3,009)	16,798	22,746	541	(134)
Transfers—policy charges and deductions	(3,708)	(4,057)	(834)	(1,109)	(936)	(928)
Transfers—surrenders	(2,735)	(3,571)	(364)	(472)	(686)	(254)
Transfers—other	(138)	(410)	(118)	(89)	93	(121)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,232)	(3,560)	17,356	23,480	461	480

NET INCREASE (DECREASE) IN NET ASSETS	799	(1,099)	18,482	26,533	2,487	632

NET ASSETS
Beginning of Year/Period	48,978	50,077	—	—	9,678	9,046

End of Year/Period	$49,777	$48,978	$18,482	$26,533	$12,165	$9,678

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Short Duration Bond		Concentrated Growth		Growth LT		Focused 30
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,153	$645	$-	$-	$705	$-	$141	$4
Realized gain (loss)	(312)	(36)	195	534	(45,336)	(60,456)	1,311	289
Change in unrealized appreciation (depreciation) on investments	(226)	(352)	(78)	84	65,423	88,693	1,384	727

Net Increase in Net Assets Resulting from Operations	615	257	117	618	20,792	28,237	2,836	1,020

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,093	5,889	828	1,091	32,609	37,877	1,373	1,190
Transfers between variable and fixed accounts, net	4,812	12,750	(216)	(830)	(16,520)	(17,348)	6,554	2,381
Transfers—policy charges and deductions	(2,784)	(2,316)	(562)	(603)	(23,308)	(24,781)	(1,008)	(669)
Transfers—surrenders	(1,812)	(854)	(184)	(159)	(17,286)	(17,271)	(356)	(159)
Transfers—other	(216)	(282)	(50)	(87)	(1,669)	(1,979)	(45)	(157)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,093	15,187	(184)	(588)	(26,174)	(23,502)	6,518	2,586

NET INCREASE (DECREASE) IN NET ASSETS	6,708	15,444	(67)	30	(5,382)	4,735	9,354	3,606

NET ASSETS
Beginning of Year	32,933	17,489	6,114	6,084	298,732	293,997	8,882	5,276

End of Year	$39,641	$32,933	$6,047	$6,114	$293,350	$298,732	$18,236	$8,882

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Health Sciences		Mid-Cap Value		International Value		Capital Opportunities
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$896	$519	$4,137	$3,050	$112	$106
Realized gain (loss)	1,122	595	22,708	2,665	10,939	4,253	1,740	(249)
Change in unrealized appreciation (depreciation) on investments	919	142	(9,682)	25,151	4,189	22,440	(1,746)	1,859

Net Increase in Net Assets Resulting from Operations	2,041	737	13,922	28,335	19,265	29,743	106	1,716

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,165	1,847	20,565	16,492	24,292	24,517	2,388	3,020
Transfers between variable and fixed accounts, net	1,197	1,204	(350)	24,263	(7,144)	2,727	(5,614)	912
Transfers—policy charges and deductions	(1,119)	(1,052)	(11,937)	(9,523)	(14,126)	(13,559)	(1,329)	(1,484)
Transfers—surrenders	(293)	(404)	(6,038)	(5,087)	(10,422)	(11,536)	(554)	(558)
Transfers—other	(189)	100	(11)	478	(1,376)	(1,047)	(325)	(222)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,761	1,695	2,229	26,623	(8,776)	1,102	(5,434)	1,668

NET INCREASE (DECREASE) IN NET ASSETS	3,802	2,432	16,151	54,958	10,489	30,845	(5,328)	3,384

NET ASSETS
Beginning of Year	12,251	9,819	159,059	104,101	212,291	181,446	15,841	12,457

End of Year	$16,053	$12,251	$175,210	$159,059	$222,780	$212,291	$10,513	$15,841

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$983	$785	$7,151	$8,127	$1,339	$1,702	$87	$226
Realized gain (loss)	1,860	3,410	(9,682)	(4,029)	8,672	13,176	1,041	(2,131)
Change in unrealized appreciation (depreciation) on investments	12,384	9,043	25,185	43,129	(132)	28,118	238	7,685

Net Increase in Net Assets Resulting from Operations	15,227	13,238	22,654	47,227	9,879	42,996	1,366	5,780

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	15,818	13,216	55,750	60,370	26,596	23,946	4,988	5,107
Transfers between variable and fixed accounts, net	29,109	8,576	(12,565)	6,455	(23,024)	187,796	4,271	(3,252)
Transfers—policy charges and deductions	(8,764)	(6,667)	(33,716)	(34,363)	(17,715)	(14,086)	(3,170)	(3,057)
Transfers—surrenders	(4,530)	(3,216)	(23,417)	(26,964)	(16,199)	(11,134)	(2,097)	(3,226)
Transfers—other	(777)	(596)	(2,807)	(2,079)	581	(1,743)	(184)	(169)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	30,856	11,313	(16,755)	3,419	(29,761)	184,779	3,808	(4,597)

NET INCREASE (DECREASE) IN NET ASSETS	46,083	24,551	5,899	50,646	(19,882)	227,775	5,174	1,183

NET ASSETS
Beginning of Year	88,145	63,594	496,919	446,273	301,641	73,866	37,157	35,974

End of Year	$134,228	$88,145	$502,818	$496,919	$281,759	$301,641	$42,331	$37,157

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (1)	$548	$461	$2,404	$1,752	$1,619	$1,839	$802	$802
Realized gain (loss) (1)	5,049	1,142	513	(1,531)	(7,080)	(7,413)	4,174	2,444
Change in unrealized appreciation (depreciation) on investments	(525)	3,452	1,128	9,194	14,048	18,672	22,805	10,982

Net Increase in Net Assets Resulting from Operations	5,072	5,055	4,045	9,415	8,587	13,098	27,781	14,228

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,738	3,768	9,305	11,279	16,178	16,263	7,557	5,084
Transfers between variable and fixed accounts, net	7,009	13,937	4,409	865	298	(268)	14,954	5,408
Transfers—policy charges and deductions	(2,758)	(1,597)	(7,160)	(7,024)	(10,999)	(10,831)	(4,829)	(3,209)
Transfers—surrenders	(1,085)	(598)	(7,033)	(5,030)	(8,466)	(11,657)	(3,448)	(2,054)
Transfers—other	(574)	(389)	(482)	(579)	(748)	(1,205)	(710)	(406)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,330	15,121	(961)	(489)	(3,737)	(7,698)	13,524	4,823

NET INCREASE IN NET ASSETS	13,402	20,176	3,084	8,926	4,850	5,400	41,305	19,051

NET ASSETS
Beginning of Year	32,499	12,323	105,253	96,327	147,679	142,279	56,485	37,434

End of Year	$45,901	$32,499	$108,337	$105,253	$152,529	$147,679	$97,790	$56,485

(1)	Prior year net investment income and realized gain for the Small-Cap Value Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (1)	$10,192	$6,450	$4,463	$929	$5,623	$3,080	$5,016	$5,105
Realized gain (loss) (1)	10,090	4,098	11,335	8,389	167	(11)	2,144	2,526
Change in unrealized appreciation (depreciation) on investments	(12,476)	821	(11,780)	479	(108)	(16)	(5,404)	(896)

Net Increase in Net Assets Resulting from Operations	7,806	11,369	4,018	9,797	5,682	3,053	1,756	6,735

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	27,105	27,036	16,380	13,838	163,791	229,223	7,924	7,469
Transfers between variable and fixed accounts, net	84,383	1,594	39,543	9,493	(190,006)	(174,655)	(5,636)	343
Transfers—policy charges and deductions	(17,229)	(15,392)	(9,623)	(8,248)	(23,590)	(26,456)	(4,861)	(4,996)
Transfers—surrenders	(10,134)	(15,280)	(17,596)	(5,028)	(27,334)	(23,375)	(3,696)	(4,147)
Transfers—other	(1,106)	(1,375)	(923)	(430)	(14,955)	(12,072)	(601)	(228)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	83,019	(3,417)	27,781	9,625	(92,094)	(7,335)	(6,870)	(1,559)

NET INCREASE (DECREASE) IN NET ASSETS	90,825	7,952	31,799	19,422	(86,412)	(4,282)	(5,114)	5,176

NET ASSETS
Beginning of Year	225,105	217,153	122,600	103,178	273,645	277,927	77,993	72,817

End of Year	$315,930	$225,105	$154,399	$122,600	$187,233	$273,645	$72,879	$77,993

(1)	Prior year net investment income and realized gain for the Managed Bond and Inflation Managed Variable Accounts have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Large-Cap Value		Comstock		Mid-Cap Growth
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$333	$220	$1,745	$1,742	$587	$449	$—	$—
Realized gain	1,400	1,910	10,562	744	6,537	35	1,079	679
Change in unrealized appreciation (depreciation) on investments	(654)	(231)	(5,761)	10,039	(5,463)	4,178	3,191	2,632

Net Increase in Net Assets Resulting from Operations	1,079	1,899	6,546	12,525	1,661	4,662	4,270	3,311

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,814	3,671	19,733	21,822	6,092	4,133	3,727	3,133
Transfers between variable and fixed accounts, net	2,306	(1,435)	(16,878)	19,377	(9,977)	23,031	11,014	2,805
Transfers—policy charges and deductions	(1,458)	(1,303)	(10,996)	(11,136)	(3,079)	(2,054)	(2,108)	(1,622)
Transfers—surrenders	(891)	(659)	(5,150)	(5,201)	(1,434)	(905)	(1,102)	(931)
Transfers—other	(169)	(52)	(677)	(904)	1,454	1,171	556	(169)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,602	222	(13,968)	23,958	(6,944)	25,376	12,087	3,216

NET INCREASE (DECREASE) IN NET ASSETS	3,681	2,121	(7,422)	36,483	(5,283)	30,038	16,357	6,527

NET ASSETS
Beginning of Year	15,664	13,543	144,430	107,947	45,781	15,743	20,340	13,813

End of Year	$19,345	$15,664	$137,008	$144,430	$40,498	$45,781	$36,697	$20,340

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Real Estate		VN Small-Cap Value
	Variable Account		Variable Account	Variable Account I		Variable Account II
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005 (1)	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (2)	$740	$1,690	$10	$1,056	$570	$119	$65
Realized gain (loss) (2)	8,786	1,769	138	5,293	2,658	1,698	(997)
Change in unrealized appreciation on investments	3,635	17,135	45	1,426	6,980	1,757	3,390

Net Increase in Net Assets Resulting from Operations	13,161	20,594	193	7,775	10,208	3,574	2,458

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	10,067	8,206	183	6,003	5,481	3,477	3,628
Transfers between variable and fixed accounts, net	(1,592)	10,440	2,180	16,142	4,023	(207)	3,288
Transfers—policy charges and deductions	(5,952)	(4,676)	(102)	(4,123)	(2,445)	(1,926)	(1,625)
Transfers—surrenders	(3,480)	(2,518)	(41)	(2,497)	(902)	(854)	(486)
Transfers—other	(1,311)	(644)	(1)	(414)	(473)	(1,113)	(171)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,268)	10,808	2,219	15,111	5,684	(623)	4,634

NET INCREASE IN NET ASSETS	10,893	31,402	2,412	22,886	15,892	2,951	7,092

NET ASSETS
Beginning of Year/Period	79,629	48,227	—	55,571	39,679	26,763	19,671

End of Year/Period	$90,522	$79,629	$2,412	$78,457	$55,571	$29,714	$26,763

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Prior year net investment income and realized gain for the Real Estate Variable Account and Variable Account I have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

					Fidelity VIP Contrafund	Fidelity VIP Growth
					Service Class 2	Service Class 2
	Variable Account III		Variable Account V		Variable Account	Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005 (1)	2005 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (2)	$—	$—	$109	$47	$—	$—
Realized gain (2)	6,973	5,984	2,646	216	628	4
Change in unrealized appreciation (depreciation) on investments	(2,375)	(2,980)	(1,521)	984	979	6

Net Increase in Net Assets Resulting from Operations	4,598	3,004	1,234	1,247	1,607	10

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,391	4,143	1,611	825	795	18
Transfers between variable and fixed accounts, net	(13,329)	5,245	7,357	2,792	17,862	246
Transfers—policy charges and deductions	(2,292)	(2,233)	(833)	(344)	(393)	(6)
Transfers—surrenders	(1,289)	(1,068)	(283)	(59)	(43)	—
Transfers—other	(562)	324	(101)	(28)	2,045	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,081)	6,411	7,751	3,186	20,266	258

NET INCREASE (DECREASE) IN NET ASSETS	(8,483)	9,415	8,985	4,433	21,873	268

NET ASSETS
Beginning of Year/Period	48,474	39,059	9,117	4,684	—	—

End of Year/Period	$39,991	$48,474	$18,102	$9,117	$21,873	$268

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Prior year net investment income and realized gain for Variable Account V have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Mercury Basic Value	Mercury Global Allocation
	Service Class 2	Service Class 2	V.I. Fund Class III	V.I. Fund Class III
	Variable Account	Variable Account	Variable Account (1)	Variable Account (1)
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2005 (2)	2005 (2)	2005 (2)	2005 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$2	$56
Realized gain (loss)	(94)	13	9	3
Change in unrealized appreciation (depreciation) on investments	541	9	(7)	100

Net Increase in Net Assets Resulting from Operations	447	22	4	159

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	524	16	15	104
Transfers between variable and fixed accounts, net	13,871	316	147	2,711
Transfers—policy charges and deductions	(212)	(10)	(5)	(55)
Transfers—surrenders	(34)	(9)	(18)	(10)
Transfers—other	791	(1)	—	(9)

Net Increase in Net Assets
Derived from Policy Transactions	14,940	312	139	2,741

NET INCREASE IN NET ASSETS	15,387	334	143	2,900

NET ASSETS
Beginning of Period	—	—	—	—

End of Period	$15,387	$334	$143	$2,900

(1)	Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III Variable Accounts were formerly named Merrill Lynch Basic Value V.I. Fund Class III and Merrill Lynch Global Allocation V.I. Fund Class III Variable Accounts, respectively.

(2)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	T. Rowe Price Blue Chip	T. Rowe Price Equity Income	Van Eck Worldwide Hard
	Growth Portfolio - II	Portfolio - II	Assets Fund
	Variable Account	Variable Account	Variable Account
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2005 (1)	2005 (1)	2005 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1	$74	$—
Realized gain	1	351	177
Change in unrealized appreciation (depreciation) on investments	28	(154)	2,241

Net Increase in Net Assets Resulting from Operations	30	271	2,418

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	77	377	576
Transfers between variable and fixed accounts, net	568	8,770	9,647
Transfers—policy charges and deductions	(23)	(330)	(211)
Transfers—surrenders	(1)	(290)	(200)
Transfers—other	—	(877)	(32)

Net Increase in Net Assets Derived from Policy Transactions	621	7,650	9,780

NET INCREASE IN NET ASSETS	651	7,921	12,198

NET ASSETS
Beginning of Period	—	—	—

End of Period	$651	$7,921	$12,198

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

	AUV	Number		Ratios of
	at	of	Total	Investment
	End	Units	Net	Income to
	of	Outstanding	Assets	Average Net	Total
For the Year or Period Ended	Year/Period	(in $000's)	(in $000's)	Assets (1)	Returns (2)

Blue Chip
2005	$ 7.75	7,040	$54,594	0.34%	2.94%
2004	7.53	8,860	66,740	0.73%	4.65%
2003	7.20	6,372	45,862	0.27%	25.36%
2002	5.74	4,934	28,332	0.14%	(25.94%)
01/04/2001 - 12/31/2001 (3)	7.75	2,812	21,799	0.12%	(21.39%)

Aggressive Growth
2005	$ 9.32	979	$ 9,127	0.00%	5.59%
2004	8.83	1,903	16,799	0.00%	11.88%
2003	7.89	779	6,148	0.00%	26.66%
2002	6.23	538	3,355	0.00%	(22.32%)
01/04/2001 - 12/31/2001 (3)	8.02	687	5,514	0.00%	(18.82%)

Financial Services
2005	$11.59	694	$ 8,052	1.51%	5.48%
2004	10.99	638	7,011	0.92%	8.72%
2003	10.11	525	5,303	0.83%	29.00%
2002	7.84	426	3,334	0.27%	(14.59%)
01/04/2001 - 12/31/2001 (3)	9.17	293	2,685	0.49%	(7.97%)

Diversified Research
2005	$13.03	5,109	$66,555	0.47%	5.24%
2004	12.38	4,639	57,426	0.63%	11.20%
2003	11.13	3,941	43,866	0.48%	32.63%
2002	8.39	1,570	13,175	0.29%	(24.19%)
2001 (3)	11.07	1,982	21,942	0.27%	(2.05%)

Equity
2005	$12.41	4,012	$49,777	0.26%	6.53%
2004	11.65	4,205	48,978	0.79%	5.14%
2003	11.08	4,520	50,077	0.38%	24.33%
2002	8.91	4,499	40,086	0.40%	(26.51%)
2001 (3), (4)	12.12	4,380	53,102	0.05%	(20.84%)

American Funds Growth-Income (5)
05/03/2005 - 12/31/2005	$10.99	1,682	$18,482	1.92%	9.88%

American Funds Growth (5)
05/03/2005 - 12/31/2005	$12.00	2,212	$26,533	0.78%	19.96%

Technology
2005	$ 6.00	2,027	$12,165	0.00%	21.71%
2004	4.93	1,963	9,678	0.00%	3.67%
2003	4.76	1,902	9,046	0.00%	42.58%
2002	3.34	956	3,187	0.00%	(46.34%)
01/05/2001 - 12/31/2001 (3)	6.22	628	3,903	0.00%	(36.41%)

Short Duration Bond
2005	$10.38	3,819	$39,641	3.05%	1.57%
2004	10.22	3,223	32,933	2.57%	1.21%
05/01/2003 - 12/31/2003	10.10	1,732	17,489	2.67%	0.96%

Concentrated Growth (6)
2005	$4.54	1,331	$6,047	0.00%	2.34%
2004	4.44	1,377	6,114	0.00%	12.66%
2003	3.94	1,543	6,084	0.00%	43.22%
2002	2.75	1,139	3,135	0.00%	(38.62%)
2001 (3)	4.48	905	4,057	0.00%	(32.93%)

Growth LT
2005	$39.62	7,403	$293,350	0.25%	7.68%
2004	36.80	8,118	298,732	0.00%	10.40%
2003	33.33	8,820	293,997	0.00%	33.98%
2002	24.88	9,178	228,344	0.99%	(28.97%)
2001 (3), (4)	35.03	9,879	346,022	1.09%	(28.84%)

Focused 30
2005	$10.08	1,810	$18,236	1.06%	22.07%
2004	8.25	1,076	8,882	0.06%	14.85%
2003	7.19	734	5,276	0.00%	42.26%
2002	5.05	440	2,224	0.17%	(29.41%)
2001 (3)	7.16	264	1,890	0.07%	(13.24%)

Health Sciences
2005	$12.13	1,323	$16,053	0.00%	15.28%
2004	10.52	1,164	12,251	0.00%	7.54%
2003	9.79	1,003	9,819	0.00%	27.82%
2002	7.66	813	6,224	0.00%	(23.30%)
01/04/2001 - 12/31/2001 (3)	9.98	599	5,978	0.00%	1.04%

Mid-Cap Value
2005	$22.01	7,960	$175,210	0.54%	8.87%
2004	20.22	7,867	159,059	0.42%	25.08%
2003	16.16	6,440	104,101	0.59%	29.10%
2002 (4)	12.52	5,156	64,559	0.43%	(14.46%)
2001 (3), (4)	14.64	4,920	72,018	0.90%	13.93%

International Value
2005	$26.05	8,552	$222,780	1.97%	9.43%
2004	23.80	8,918	212,291	1.64%	16.42%
2003	20.45	8,874	181,446	1.78%	27.71%
2002	16.01	8,707	139,406	0.96%	(13.91%)
2001 (3), (4)	18.60	9,154	170,229	1.02%	(22.30%)

Capital Opportunities
2005	$8.31	1,265	$10,513	0.88%	1.83%
2004	8.16	1,941	15,841	0.79%	12.69%
2003	7.24	1,720	12,457	0.45%	27.13%
2002	5.70	1,422	8,099	0.19%	(26.78%)
01/12/2001 - 12/31/2001 (3)	7.78	1,093	8,503	0.21%	(21.52%)

See Notes to Financial Statements	See explanation of references on J-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV	Number		Ratios of
	at	of	Total	Investment
	End	Units	Net	Income to
	of	Outstanding	Assets	Average Net	Total
For the Year or Period Ended	Year/Period	(in $000's)	(in $000's)	Assets (1)	Returns (2)

International Large-Cap
2005	$9.21	14,567	$134,228	0.87%	12.70%
2004	8.18	10,780	88,145	1.08%	18.61%
2003	6.89	9,225	63,594	1.31%	30.52%
2002	5.28	6,711	35,449	0.95%	(17.63%)
2001 (3)	6.41	5,032	32,264	0.84%	(18.63%)

Equity Index
2005	$46.80	10,744	$502,818	1.46%	4.67%
2004	44.71	11,113	496,919	1.78%	10.58%
2003	40.43	11,037	446,273	1.59%	28.29%
2002 (4)	31.52	10,892	343,290	1.35%	(22.34%)
2001 (3), (4)	40.58	10,509	426,521	1.07%	(11.18%)

Small-Cap Index
2005	$16.35	17,236	$281,759	0.49%	4.38%
2004	15.66	19,260	301,641	0.84%	17.76%
2003	13.30	5,554	73,866	0.71%	46.53%
2002	9.08	3,650	33,129	0.82%	(21.19%)
2001 (3), (4)	11.52	3,112	35,837	1.12%	2.78%

Fasciano Small Equity (7)
2005	$12.93	3,275	$42,331	0.22%	2.66%
2004	12.59	2,951	37,157	0.66%	18.94%
2003	10.59	3,398	35,974	0.53%	33.14%
2002	7.95	3,189	25,356	0.00%	(25.09%)
2001 (3)	10.61	2,893	30,701	0.00%	(16.90%)

Small-Cap Value
2005	$17.95	2,558	$45,901	1.37%	13.65%
2004 (4)	15.79	2,058	32,499	2.28%	24.41%
05/01/2003 -12/31/2003	12.69	971	12,323	1.76%	26.93%

Multi-Strategy
2005	$44.75	2,421	$108,337	2.24%	3.78%
2004	43.12	2,441	105,253	1.76%	9.81%
2003	39.26	2,453	96,327	1.47%	23.28%
2002 (4)	31.85	3,315	105,601	2.01%	(13.06%)
2001 (3), (4)	36.64	4,275	156,631	2.50%	(0.79%)

Main Street Core (8)
2005	$45.97	3,318	$152,529	1.11%	5.99%
2004	43.37	3,405	147,679	1.32%	9.54%
2003	39.59	3,594	142,279	1.03%	26.96%
2002	31.19	3,693	115,176	0.70%	(28.40%)
2001 (3), (4)	43.56	4,485	195,359	0.69%	(7.87%)

Emerging Markets
2005	$19.82	4,934	$97,790	1.09%	41.47%
2004	14.01	4,032	56,485	1.90%	34.62%
2003	10.41	3,597	37,434	1.20%	68.42%
2002	6.18	3,250	20,079	0.48%	(3.07%)
2001 (3)	6.37	3,267	20,822	0.16%	(9.32%)

Managed Bond
2005	$37.19	8,494	$315,930	3.40%	2.63%
2004 (4)	36.24	6,212	225,105	2.96%	5.38%
2003 (4)	34.39	6,314	217,153	4.29%	6.24%
2002 (4)	32.37	7,163	231,892	4.63%	10.93%
2001 (3)	29.18	7,088	206,826	5.14%	6.65%

Inflation Managed (9)
2005	$37.88	4,076	$154,399	3.00%	2.54%
2004 (4)	36.94	3,319	122,600	0.83%	8.90%
2003 (4)	33.92	3,042	103,178	0.08%	8.24%
2002 (4)	31.34	3,122	97,833	1.08%	15.45%
2001 (3)	27.14	1,562	42,395	3.63%	4.28%

Money Market
2005	$20.78	9,011	$187,233	2.74%	2.82%
2004	20.21	13,542	273,645	1.01%	1.01%
2003	20.01	13,893	277,927	0.80%	0.79%
2002	19.85	16,460	326,717	1.43%	1.42%
2001 (3)	19.57	11,633	227,674	3.70%	3.85%

High Yield Bond
2005	$35.61	2,046	$72,879	7.05%	2.37%
2004	34.79	2,242	77,993	7.12%	9.42%
2003	31.79	2,290	72,817	7.37%	20.29%
2002	26.43	2,075	54,855	8.67%	(3.00%)
2001 (3)	27.25	1,987	54,147	9.89%	1.17%

Equity Income
2005	$12.93	1,496	$19,345	1.80%	5.63%
2004	12.24	1,279	15,664	1.41%	12.19%
2003	10.91	1,241	13,543	1.59%	26.24%
01/02/2002 - 12/31/2002	8.65	710	6,137	1.71%	(13.55%)

Large-Cap Value
2005	$14.26	9,609	$137,008	1.29%	6.16%
2004	13.43	10,753	144,430	1.39%	9.93%
2003	12.22	8,834	107,947	1.31%	31.24%
2002	9.31	7,083	65,946	1.05%	(22.96%)
2001 (3), (4)	12.08	6,199	74,915	0.91%	(3.04%)

Comstock (10)
2005	$11.02	3,673	$40,498	1.39%	4.36%
2004	10.56	4,334	45,781	1.88%	17.17%
2003	9.02	1,746	15,743	1.03%	31.38%
2002	6.86	557	3,822	0.10%	(22.15%)
2001 (3)	8.82	373	3,292	0.43%	(9.20%)

Mid-Cap Growth
2005	$7.84	4,678	$36,697	0.00%	17.90%
2004	6.65	3,057	20,340	0.00%	21.59%
2003	5.47	2,524	13,813	0.00%	30.39%
2002	4.20	1,540	6,465	0.00%	(47.03%)
01/04/2001 - 12/31/2001 (3)	7.92	751	5,948	0.00%	(19.83%)

Real Estate (11)
2005	$31.72	2,854	$90,522	0.89%	16.79%
2004 (4)	27.16	2,932	79,629	2.82%	37.62%
2003 (4)	19.74	2,444	48,227	3.26%	37.52%
2002 (4)	14.35	2,264	32,490	3.00%	(0.32%)
2001 (3), (4)	14.40	1,471	21,181	3.71%	8.79%

VN Small-Cap Value (5)
05/03/2005 - 12/31/2005	$11.55	209	$2,412	0.86%	15.48%

See Notes to Financial Statements	See explanation of references on J-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV	Number		Ratios of
	at	of	Total	Investment
	End	Units	Net	Income to
	of	Outstanding	Assets	Average Net	Total
For the Year or Period Ended	Year/Period	(in $000's)	(in $000's)	Assets (1)	Returns (2)

I
2005	$27.53	2,850	$78,457	1.57%	10.55%
2004 (4)	24.90	2,232	55,571	1.28%	24.00%
2003	20.08	1,976	39,679	1.27%	47.43%
2002 (4)	13.62	1,726	23,506	1.34%	(15.30%)
2001 (3), (4)	16.08	1,504	24,187	5.06%	(12.77%)

II
2005	$20.93	1,419	$29,714	0.45%	13.92%
2004	18.38	1,456	26,763	0.30%	11.19%
2003	16.53	1,190	19,671	0.28%	34.58%
2002	12.28	887	10,894	0.27%	(26.52%)
2001 (3)	16.71	679	11,356	0.11%	(22.46%)

III
2005	$29.26	1,367	$39,991	0.00%	15.13%
2004	25.42	1,907	48,474	0.00%	9.33%
2003	23.25	1,680	39,059	0.00%	55.89%
2002	14.91	1,129	16,832	0.00%	(25.28%)
2001 (3), (4)	19.96	999	19,940	0.00%	(0.36%)

V
2005	$14.11	1,283	$18,102	0.76%	7.81%
2004 (4)	13.09	697	9,117	0.81%	22.60%
2003	10.68	439	4,684	0.91%	29.65%
02/06/2002 - 12/31/2002	8.23	210	1,730	1.22%	(17.66%)

Fidelity VIP Contrafund Service Class 2 (5)
02/15/2005 - 12/31/2005	$11.49	1,903	$21,873	0.00%	14.94%

Fidelity VIP Growth Service Class 2 (5)
02/15/2005 - 12/31/2005	$10.66	25	$ 268	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2 (5)
02/15/2005 - 12/31/2005	$11.60	1,327	$15,387	0.00%	15.99%

Fidelity VIP Value Strategies Services Class 2 (5)
02/15/2005 - 12/31/2005	$10.54	32	$334	0.00%	5.41%

Mercury Basic Value V.I. Fund Class III (5), (12)
02/15/2005 - 12/31/2005	$10.23	14	$143	2.48%	2.30%

Mercury Global Allocation V.I. Fund Class III (5), (12)
02/15/2005 - 12/31/2005	$10.93	265	$2,900	7.00%	9.28%

T. Rowe Price Blue Chip Growth Portfolio — II (5)
02/15/2005 - 12/31/2005	$10.73	61	$651	0.28%	7.30%

T. Rowe Price Equity Income Portfolio — II (5)
02/15/2005 - 12/31/2005	$10.32	768	$7,921	1.94%	3.19%

Van Eck Worldwide Hard Assets Fund (5)
02/15/2005 - 12/31/2005	$14.34	850	$12,198	0.00%	43.43%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and do not include deductions at the separate account or policy level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior year investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.

(5)	Operations commenced during 2005 (See Note 1 to Financial Statement).

(6)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(7)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(8)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(9)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(10)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(11)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(12)	Prior to 05/01/2005, Mercury Basic Value V.I. Class III Variable Account and Mercury Global Allocation V.I. Class III Variable Account were named Merrill Lynch Basic Value V.I. Class III Variable Account and Merrill Lynch Global Allocation V.I. Class III Variable Accounts, respectively.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2005 is comprised of forty-seven subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds of Pacific Select Fund, M Fund, Inc., Fidelity®Variable Insurance Products Funds, FAM Variable Series Funds, Inc., T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (each, a “Fund” and collectively, the “Funds”) as follows:

Pacific Select Fund
Blue Chip (Large-Cap Growth effective January 1, 2006)
Aggressive Growth
Financial Services
Diversified Research
Equity
American Funds® Growth-Income
American Funds® Growth
Technology
Short Duration Bond
Concentrated Growth (formerly I-Net TollkeeperSM)
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
International Value
Capital Opportunities
International Large-Cap
Equity Index
Small-Cap Index
Fasciano Small Equity (formerly Aggressive Equity)
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Equity Income
Large-Cap Value
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
M Fund, Inc.
Brandes International Equity
Turner Core Growth
Frontier Capital Appreciation
Business Opportunity Value
Fidelity Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2
Fidelity VIP Growth Service Class 2
Fidelity VIP Mid Cap Service Class 2
Fidelity VIP Value Strategies Service Class 2
FAM Variable Series Funds, Inc. (formerly Merrill Lynch Variable Series Funds, Inc.)
Mercury Basic Value V.I. Class III (formerly Merrill Lynch Basic Value V.I. Class III)
Mercury Global Allocation V.I. Class III (formerly Merrill Lynch Global Allocation V.I. Class III)
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II
T. Rowe Price Equity Income — II
Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets
     American Funds is a registered trademark of American Funds Distributors, Inc., I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., Main Street is a registered trademark of OppenheimerFunds, Inc., and Fidelity and Contrafund are registered trademarks of FMR Co., Inc. Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) twelve new Variable Accounts that began operations in 2005: the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Mercury Basic Value V.I. Fund Class III, Mercury Global Allocation V.I. Fund Class III, T. Rowe Price Blue Chip Growth Portfolio — II, T. Rowe Price Equity Income Portfolio — II, and Van Eck Worldwide Hard Assets Fund Variable Accounts. The American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts commenced operations on May 3, 2005. The other nine Variable Accounts commenced operations on February 15, 2005.
     The net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), the underlying portfolio for the Small-Cap Index Variable Account, in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization, a total of 4,624,693 outstanding accumulation units (valued at $209,557,926) of the Small-Cap Equity Variable Account were exchanged for 15,637,302 accumulation units with equal value of the Small-Cap Index Variable account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS(Continued)
conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from the amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. SUBSTITUTION AND SUBSEQUENT EVENTS
     An application for an order of approval for the substitution of the Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account, has been filed with the SEC. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for shares of the American Funds Growth-Income Portfolio. The Equity Income Portfolio will then be closed.
     On November 14, 2005, the Pacific Select Fund’s Board approved plans of reorganization (the “Reorganizations”) subject to approval by the SEC and the shareholders of the Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively. Under the Reorganizations, the Mid-Cap Growth Portfolio and the Large-Cap Value Portfolio, the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, will acquire all of the assets and liabilities of the Aggressive Growth Portfolio and Financial Services Portfolio, respectively. The Reorganizations are expected to be effective as of the close of business on April 28, 2006, or on a later date as the parties may agree.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2005, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Blue Chip	$24,321	$37,271
Aggressive Growth	12,960	21,017
Financial Services	1,991	1,341
Diversified Research	18,165	12,405
Equity	10,167	12,399
American Funds Growth-Income (1)	23,043	5,687
American Funds Growth (1)	31,240	7,760
Technology	3,565	3,104
Short Duration Bond	18,362	12,269
Concentrated Growth (2)	1,344	1,528
Growth LT	17,702	43,876
Focused 30	10,341	3,823
Health Sciences	5,330	3,569
Mid-Cap Value	49,388	47,159
International Value	25,170	33,946
Capital Opportunities	6,811	12,245
International Large-Cap	38,598	7,742
Equity Index	41,448	58,203
Small-Cap Index	33,655	63,416
Fasciano Small Equity (2)	11,462	7,654
Small-Cap Value	21,167	12,837
Multi-Strategy	12,045	13,006
Main Street Core	19,550	23,287
Emerging Markets	20,187	6,663
Managed Bond	98,925	15,906
Inflation Managed	46,939	19,158
Money Market	251,178	343,272
High Yield Bond	43,138	50,008
Equity Income	7,883	5,281
Large-Cap Value	44,749	58,717
Comstock	27,683	34,627
Mid-Cap Growth	16,224	4,137
Real Estate	11,376	13,644
VN Small-Cap Value (1)	3,577	1,358
I	21,994	6,883
II	6,632	7,255
III	14,777	27,858
V	11,331	3,580
Fidelity VIP Contrafund Service Class 2 (1)	32,494	12,228
Fidelity VIP Growth Service Class 2 (1)	352	94
Fidelity VIP Mid Cap Service Class 2 (1)	26,457	11,517
Fidelity VIP Value Strategies Service Class 2 (1)	547	235
Mercury Basic Value V.I. Class III (1), (2)	188	49
Mercury Global Allocation V.I. Class III (1), (2)	2,821	80
T. Rowe Price Blue Chip Growth — II (1)	673	52
T. Rowe Price Equity Income — II (1)	9,328	1,678
Van Eck Worldwide Hard Assets (1)	11,248	1,468

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth, Fasciano Small Equity, Mercury Basic Value V.I. Class III, and Mercury Global Allocation V.I. Class III Variable Accounts were formerly named I-Net Tollkeeper, Aggressive Equity, Merrill Lynch Basic Value V.I. Class III, and Merrill Lynch Global Allocation V.I. Class III Variable Accounts, respectively.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows (amounts in thousands):

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Blue Chip	3,850	(5,670)	(1,820)	4,880	(2,392)	2,488
Aggressive Growth	1,756	(2,680)	(924)	1,920	(796)	1,124
Financial Services	300	(244)	56	538	(425)	113
Diversified Research	3,308	(2,838)	470	5,607	(4,909)	698
Equity	2,044	(2,237)	(193)	2,385	(2,700)	(315)
American Funds Growth-Income (1)	2,009	(327)	1,682	—	—	—
American Funds Growth (1)	2,661	(449)	2,212	—	—	—
Technology	1,647	(1,583)	64	2,674	(2,613)	61
Short Duration Bond	2,933	(2,337)	596	2,389	(898)	1,491
Concentrated Growth (2)	2,037	(2,083)	(46)	2,718	(2,884)	(166)
Growth LT	2,958	(3,673)	(715)	3,159	(3,861)	(702)
Focused 30	2,191	(1,457)	734	901	(559)	342
Health Sciences	926	(767)	159	959	(798)	161
Mid-Cap Value	7,686	(7,593)	93	10,024	(8,597)	1,427
International Value	3,826	(4,192)	(366)	4,624	(4,580)	44
Capital Opportunities	675	(1,351)	(676)	919	(698)	221
International Large-Cap	9,878	(6,091)	3,787	8,191	(6,636)	1,555
Equity Index	3,869	(4,238)	(369)	4,458	(4,382)	76
Small-Cap Index	12,586	(14,610)	(2,024)	25,242	(11,536)	13,706
Fasciano Small Equity (2)	1,931	(1,607)	324	1,721	(2,168)	(447)
Small-Cap Value	2,706	(2,206)	500	2,009	(922)	1,087
Multi-Strategy	980	(1,000)	(20)	786	(798)	(12)
Main Street Core	1,046	(1,133)	(87)	1,056	(1,245)	(189)
Emerging Markets	4,696	(3,794)	902	3,909	(3,474)	435
Managed Bond	10,308	(8,026)	2,282	5,157	(5,259)	(102)
Inflation Managed	2,559	(1,802)	757	2,001	(1,724)	277
Money Market	43,374	(47,905)	(4,531)	54,385	(54,736)	(351)
High Yield Bond	2,332	(2,528)	(196)	1,805	(1,853)	(48)
Equity Income	894	(677)	217	1,675	(1,637)	38
Large-Cap Value	7,739	(8,883)	(1,144)	6,564	(4,645)	1,919
Comstock	4,019	(4,680)	(661)	3,925	(1,337)	2,588
Mid-Cap Growth	3,826	(2,205)	1,621	2,537	(2,004)	533
Real Estate	2,323	(2,401)	(78)	2,928	(2,440)	488
VN Small-Cap Value (1)	289	(80)	209	—	—	—
I	1,970	(1,352)	618	1,524	(1,268)	256
II	799	(836)	(37)	2,640	(2,374)	266
III	910	(1,450)	(540)	2,360	(2,133)	227
V	1,190	(604)	586	463	(205)	258
Fidelity VIP Contrafund Service Class 2 (1)	3,316	(1,413)	1,903	—	—	—
Fidelity VIP Growth Service Class 2 (1)	29	(4)	25	—	—	—
Fidelity VIP Mid Cap Service Class 2 (1)	2,414	(1,087)	1,327	—	—	—
Fidelity VIP Value Strategies Service Class 2 (1)	75	(43)	32	—	—	—
Mercury Basic Value V.I. Class III (1), (2)	22	(8)	14	—	—	—
Mercury Global Allocation V.I. Class III (1), (2)	280	(15)	265	—	—	—
T. Rowe Price Blue Chip Growth — II (1)	71	(10)	61	—	—	—
T. Rowe Price Equity Income — II (1)	1,006	(238)	768	—	—	—
Van Eck Worldwide Hard Assets (1)	1,436	(586)	850	—	—	—

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth, Fasciano Small Equity, Mercury Basic Value V.I. Class III, and Mercury Global Allocation V.I. Class III Variable Accounts were formerly named I-Net Tollkeeper, Aggressive Equity, Merrill Lynch Basic Value V.I. Class III, and Merrill Lynch Global Allocation V.I. Class III Variable Accounts, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts, Variable Account I, Variable Account II, Variable Account III, Variable Account V, and Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Mercury Basic Value V.I. Fund Class III, Mercury Global Allocation V.I. Fund Class III, T. Rowe Price Blue Chip Growth Portfolio — II, T. Rowe Price Equity Income Portfolio — II, and Van Eck Worldwide Hard Assets Fund Variable Accounts — collectively, the “Variable Accounts”) as of December 31, 2005, the related statements of operations for the year then ended (as to the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Mercury Basic Value V.I. Fund Class III, Mercury Global Allocation V.I. Fund Class III, T. Rowe Price Blue Chip Growth Portfolio — II, T. Rowe Price Equity Income Portfolio — II, and Van Eck Worldwide Hard Assets Fund Variable Accounts for the period from commencement of operations through December 31, 2005), the statements of changes in net assets for each of the two years in the period then ended (as to the American Funds Growth-Income, American Funds Growth, VN Small-Cap Value, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Mercury Basic Value V.I. Fund Class III, Mercury Global Allocation V.I. Fund Class III, T. Rowe Price Blue Chip Growth Portfolio — II, T. Rowe Price Equity Income Portfolio — II, and Van Eck Worldwide Hard Assets Fund Variable Accounts, for the period from commencement of operations through December 31, 2005), and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 24, 2006

L-1

Annual Reports
as of December 31, 2005

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-17463-16